Short-term provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Provisions
Other provisions	R 1,005	R 1,126
Short-term portion of long-term provisions	2,601	1,465
Short-term portion of post-retirement benefit obligations	713	553
Total short-term provisions	4,319	3,144
Emission right provisions
Provisions
Other provisions	R 605	R 609